42. Safekeeping of documentation	12 Months Ended
Dec. 31, 2017
Safekeeping Of Documentation
Safekeeping of documentation

On August 14, 2014, the CNV issued General Resolution No. 629 which introduced changes to its regulations concerning the safekeeping and preservation of corporate books, accounting books and commercial documentation. In this regard, it is informed that for safekeeping purposes the Company has sent its workpapers and non-sensitive information, whose periods for retention have not expired, to the warehouses of the firm Iron Mountain Argentina S.A., located at:

-	1245 Azara St. – City of Buenos Aires
-	2163 Don Pedro de Mendoza Av. – City of Buenos Aires
-	2482 Amancio Alcorta Av. – City of Buenos Aires
-	Tucumán St. on the corner of El Zonda, Carlos Spegazzini City, Ezeiza, Province of Buenos Aires

The detail of the documentation stored outside the Company’s offices for safekeeping purposes, as well as the documentation referred to in Section 5 sub-section a.3) of Caption I of Chapter V of Title II of the Regulations (Technical Rule No. 2,013, as amended) is available at the Company’s registered office.